Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans

NOTE 12 – RETIREMENT PLANS

The Company maintains a profit sharing/401(k) plan, which covers substantially all employees. Employees may make contributions to the plan. Employer contributions to the plan are determined at the discretion of the Board of Directors. Annual employer contributions are charged to expense. Profit sharing/401(k) expense was $32,000 and $34,000 in 2011 and 2010, respectively.

The Company also maintains a nonqualified retirement program for directors. Expense for the directors’ retirement program was $29,000 and $32,000 in 2011 and 2010, respectively.

Under agreements with the Company, certain members of the Board of Directors have elected to defer their directors’ fees. The cumulative amount of deferred directors’ fees (included in other liabilities on the Company’s balance sheet) was $1.1 million and $1.0 million at December 31, 2011 and 2010, respectively. The liabilities for the nonqualified retirement program for directors and for directors’ deferred fees are not secured by any assets of the Company. Deferred directors’ fees accounts are credited with interest at 2.26%.